TRACKING STOCKS	9 Months Ended
Sep. 30, 2014
TRACKING STOCKS
TRACKING STOCKS

3. TRACKING STOCKS (UNAUDITED)

        To date, we have entered into six brand contracts, created a tracking unit related to each of these brand contracts, which we refer to generally as "tracking stock brands," and created a tracking stock related to each such tracking stock brands, with each of:

Contract Party	Effective Date of Brand Contract	Tracking Unit Related to the Brand Contract	Tracking Stock Related to the Tracking Stock Brand
Michael Brockers	January 9, 2015	Michael Brockers Brand	Fantex Series Michael Brockers
Alshon Jeffery	September 18, 2014	Alshon Jeffery Brand	Fantex Series Alshon Jeffery
Mohamed Sanu	May 14, 2014	Mohamed Sanu Brand	Fantex Series Mohamed Sanu*
EJ Manuel	February 14, 2014	EJ Manuel Brand	Fantex Series EJ Manuel*
Vernon Davis	October 30, 2013	Vernon Davis Brand	Fantex Series Vernon Davis*
Arian Foster	February 28, 2013	Arian Foster Brand	Fantex Series Arian Foster
*
The initial public offerings for Fantex Series Vernon Davis, Fantex Series EJ Manuel and Fantex Series Mohamed Sanu were completed on April 28, 2014, July 21, 2014 and November 3, 2014, respectively.

        A tracking stock is a type of common stock that the issuing company intends to reflect or "track" the economic performance of a particular business or "group", and in the Company's case, the economic performance of the related brand contract, rather than the economic performance of the company as a whole. While the tracking stocks have separate collections of assets and liabilities attributed to them, no brand contract is a separate legal entity and therefore no brand contract can own assets, issue securities or enter into legally binding agreements.

        Holders of tracking stocks have no direct claim to the attributed net assets of the tracking stock and are not represented by separate boards of directors. Instead, holders of tracking stock are stockholders of Fantex, with a single board of directors and subject to all of the risks and liabilities of Fantex.